Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of the Income Tax (Benefits) Expenses

The current and deferred portions of the income tax (benefits) expenses included in the consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:

	For the Years Ended March 31,
	2026	2025	2024
Current taxes	$(874)	$64,427	$15,856
Deferred taxes	(21,911)	(21,193)	(2,497)
Income tax (benefits) expenses	$(22,785)	$43,234	$13,359

Schedule of Reconciliation between Income Tax (Benefits) Expenses and Effective Tax Rate

A reconciliation of the difference between the expected income tax (benefits) expenses computed at Hong Kong profits tax rate of 16.5% and the Group’s reported income tax benefits is shown in the following table:

	For the Years Ended March 31,
	2026	2025	2024
Loss before income taxes	$(13,861,012)	$(4,274,408)	$(4,576,119)
Applicable income tax rate in Hong Kong	16.5%	16.5%	16.5%
Income tax benefits at applicable income tax rate	$(2,287,067)	$(705,277)	$(755,060)
Non-deductible expenses	5,358	5,709	2,644
Income not subject to tax	(12)	(148)	(40)
Tax losses not expected to be utilized (1)	2,078,533	875,720	639,889
Tax effect of two-tiered profits tax rates	(2,563)	(21,554)	(62,480)
(Over) Under-provision in previous years	(2,814)	4,632	26,762
Change in valuation allowance	185,780	(115,848)	161,644
Income tax (benefits) expenses	$(22,785)	$43,234	$13,359

(1)	Losses not expected to be utilized for the year ended March 31, 2026 mainly represented expenses incurred by the Company and MFHK. For the year ended March 31, 2025, such expenses were mainly incurred by the Company. For the year ended March 31, 2024, such expenses were incurred by the Company and IWHL. As the Company, MFHK and IWHL did not conduct substantive revenue-generating operations during the relevant years, management considered that such expenses were not eligible to be carried forward to offset taxable profits in subsequent periods under the applicable Hong Kong tax laws. Accordingly, no deferred tax assets were recognized in respect of these amounts. For tax losses that are eligible for carryforward, deferred tax assets are recognized only to the extent that realization is considered more-likely-than-not. A valuation allowance is provided against deferred tax assets when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

The following table reconciles the statutory tax rate to the Group’s effective tax rate for the years ended March 31, 2026, 2025 and 2024:

	For the Years Ended March 31,
	2026	2025	2024

Applicable income tax rate	16.5%	16.5%	16.5%
Tax effect on non-deductible expense	(0.1)%	(0.2)%	(0.1)%
Tax effect on income not subject to tax	-%	-%	-%
Tax losses not expected to be utilized	(15.0)%	(20.4)%	(13.9)%
Tax effect on two-tiered profits tax rates	-%	0.5%	1.4%
Tax effect on (over) under-provision in previous years	-%	(0.1)%	(0.6)%
Tax effect on change in valuation allowance	(1.3)%	2.7%	(3.5)%
Effective tax rate	0.1%	(1.0)%	(0.2)%

Schedule of Deferred Tax Assets and Liabilities	Components of the Group’s deferred tax assets and liabilities are as follows:
	As of March 31,
	2026	2025
Deferred tax assets:
Allowance for credit loss	$23,407	$17,477
Net operating loss carry forwards	284,059	99,745
Depreciation and amortization	22,153	6,432
Less: valuation allowances	(284,059)	(99,745)
Total deferred tax assets, net	$45,560	$23,909

Schedule of Valuation Allowance Against Deferred Tax Assets

Movement of the Group’s valuation allowance against deferred tax assets is as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$99,745	$214,543
Increase (decrease) recognized in the income statement	185,780	(115,848)
Exchange difference	(1,466)	1,050
Balance at end of the year	$284,059	$99,745